Sales and advertising expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Sales and advertising expense	$ 19,386	$ 17,288	$ 21,458
Percentual increase in expenses (as a percent)	(1.30%)
Sales and marketing expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 4,448	5,643	6,755
Advertising campaigns	12,055	9,737	12,867
Selling expenses	2,883	1,908	1,836
Sales and advertising expense	$ 19,386	$ 17,288	$ 21,458
Percentual increase in expenses (as a percent)	12.10%